Summary of Significant Accounting Policies - Summary of Assets Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Assets:
Short-term investments	$ 30,059
Level 1 [Member]
Assets:
Short-term investments	8,524
Level 2 [Member]
Assets:
Short-term investments	21,535
Level 3 [Member]
Assets:
Short-term investments